UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

     /s/ Denis M. Buchanan     RALEIGH, NC     November 3, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:      $154,802   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC IPSP CROIL ET  ETF              06738C786       22     1115 SH       DEFINED                   0        0        0
I SHARES SILVER TRUST          ETF              46428Q109       68     2345 SH       DEFINED                   0        0        0
I-SHARES TR US TIPS BD FD      ETF              464287176     4574    40021 SH       DEFINED                   0        0        0
ISHARES S&P U S PFD FUND S&P   ETF              464288687       71     1985 SH       DEFINED                   0        0        0
ISHARES TR BARCLYS US AGG B    ETF              464287226    61806   561313 SH       DEFINED                   0        0        0
ISHARES TR DJ SEL DIV INX      ETF              464287168       71     1480 SH       DEFINED                   0        0        0
ISHARES TR DJ US REAL EST      ETF              464287739    12179   240840 SH       DEFINED                   0        0        0
ISHARES TR HIGH YLD CORP       ETF              464288513      436     5265 SH       DEFINED                   0        0        0
ISHARES TR IBOXX INV CPBD      ETF              464287242      128     1140 SH       DEFINED                   0        0        0
ISHARES TR MSCI EAFE IDX       ETF              464287465     7609   159253 SH       DEFINED                   0        0        0
ISHARES TR RUSSELL 3000        ETF              464287689     3553    53250 SH       DEFINED                   0        0        0
ISHARES TRUST S&P NATL AMT FR  ETF              464288414      173     1620 SH       DEFINED                   0        0        0
JPMORGAN CHASE & CO ALERIAN M  ETF              46625H365      133     3920 SH       DEFINED                   0        0        0
POWERSHS EXCH TRAD FD TR INSU  ETF              73936T474       89     3650 SH       DEFINED                   0        0        0
SPDR BARCLAYS CAPITAL MUNICIP  ETF              78464A458       65     2780 SH       DEFINED                   0        0        0
SPDR GOLD TRUST SPDR GOLD SHA  ETF              78463V107      493     3120 SH       DEFINED                   0        0        0
SPDR SERIES TRUST BRCLYS YLD   ETF              78464A417       71     1955 SH       DEFINED                   0        0        0
SPDR SERIES TRUST NUVN BR SHT  ETF              78464A425     6802   279340 SH       DEFINED                   0        0        0
SPDR TR UNIT SER 1             ETF              78462F103    56459   498975 SH       DEFINED                   0        0        0